Note Payable (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Adriatica Note Payable Secured By Mixed Use Development Property
Debt Instrument [Line Items]
Debt original amount	$ 12,188
Stated interest rate (percent)	3.25%
Principal payment percentage of proceeds of any sales of property collateralizing the loan (percent)	90.00%
Adriatica Note Payable To Finance An Additional Building
Debt Instrument [Line Items]
Debt original amount	353
Quarterly payment	6
Current interest rate (percent)	3.25%
Note Payable Due December 24, 2016
Debt Instrument [Line Items]
Debt original amount	12,000
Quarterly payment	375
Minimum interest rate (percent)	4.00%
Current interest rate (percent)	4.00%
Maturity date	Dec. 24, 2016
Note Payable Due March 15, 2015
Debt Instrument [Line Items]
Debt original amount	7,000
Quarterly payment	$ 250
Minimum interest rate (percent)	4.50%
Current interest rate (percent)	4.50%
Maturity date	Mar. 15, 2015